Other Financial Assets - Summary of Other Financial Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Financial Assets [Line Items]
Financial assets at fair value through profit or loss, Current	$ 156,171	$ 118,383
Financial assets Financial assets measured at amortized cost, Current	50,941	13,827
Hedging derivatives, Current	32,689	86,465
Non-hedging derivatives, Current	3	1,321
Other current financial assets	312,030	230,279
Financial assets at fair value through profit or loss, Non-Current	26,193	25,460
Financial assets at fair value with change in other comprehensive income Non-Current	2,155	268
Hedging derivatives, Non-Current	171,905	29,635
Other non-current financial assets	3,473,176	2,790,863
Service concession arrangements [member]
Disclosure Of Other Financial Assets [Line Items]
Financial assets Financial assets measured at amortized cost, Current	72,226	10,283
Financial assets at fair value through profit or loss, Non-Current	2,978,228	2,468,149
Financial assets Financial assets measured at amortized cost, Non-Current	294,695	267,351
Service concession arrangements [member] | Enel Distribucin Ro S.A. (formerly Ampla Energa S.A.) [Member]
Disclosure Of Other Financial Assets [Line Items]
Financial assets at fair value through profit or loss, Non-Current	949,250	831,941
Service concession arrangements [member] | Enel Distribucin Cear SA [Member]
Disclosure Of Other Financial Assets [Line Items]
Financial assets at fair value through profit or loss, Non-Current	702,439	582,649
Service concession arrangements [member] | Enel Distribucion Goias S A (Distribucion) [Member]
Disclosure Of Other Financial Assets [Line Items]
Financial assets at fair value through profit or loss, Non-Current	78,095	43,318
Service concession arrangements [member] | Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member]
Disclosure Of Other Financial Assets [Line Items]
Financial assets at fair value through profit or loss, Non-Current	1,134,209	1,010,241
Service concession arrangements [member] | PH Chucs S.A. [Member]
Disclosure Of Other Financial Assets [Line Items]
Financial assets at fair value through profit or loss, Non-Current	$ 114,235	$ 0